Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class I
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Dance (lead portfolio manager) has managed the fund since September 2016.

Colin Chickles (co-manager) has managed the fund since January 2010.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Dance is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Colin Chickles is co-manager of the fund, which he has managed since January 2010. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEAI-16-01 1.725514.130	October 12, 2016

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Dance (lead portfolio manager) has managed the fund since September 2016.

Colin Chickles (co-manager) has managed the fund since January 2010.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Dance is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Colin Chickles is co-manager of the fund, which he has managed since January 2010. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEA-16-02 1.725513.138	October 12, 2016